Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Organization and principal activities
1.	Organization and principal activities

(a)	Organization

SEMILUX INTERNATIONAL LTD. (the “Cayco”) through its subsidiaries (collectively the “Company”) are primarily engaged in the development, manufacture and sales of laser module and its components.

Cayco was incorporated as an ultimate holding company under the laws of the Cayman Islands on July 19, 2023. Taiwan color optics, Inc. (“TCO”) was established in October 2009 in Republic of China (R.O.C.), is the Company’s main operating entities in China.

Semilux Ltd. (the “Merge Sub”) was incorporated with limited liability under the laws of the Cayman Islands incorporated on May 10, 2023 and became a wholly-owned subsidiary of CayCo.

On July 21, 2023, Cayco entered into several restructuring documents with certain TCO shareholders (“TCO Reorganization”). On February 5, 2024, Cayco consummated the TCO Reorganization with TCO, and TCO became a subsidiary of Cayco.

As of March [  ], 2024, the issuance date of the financial statements, the details of the Company’s major subsidiaries are as follows.:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Taiwan Color Optics Inc	October 19, 1999	Taiwan	100%	Sales of laser module and its components
Semilux Ltd.	May 10, 2023	Cayman Islands	100%	Investment Holding

(b)	Reorganization

The Company undertook the following steps to affect a reorganization (the “Reorganization”):

●	Formation of Cayco and Merge Sub.

●	Each existing TCO Shareholder exchanged their TCO ordinary shares with CayCo ordinary shares. Through the shares exchange, Cayco obtained 79.37% of the equity interests of TCO and allotted 7,936,940 Cayco ordinary shares to initial TCO shareholders who participated in the TCO Reorganization.

●	At the TCO Reorganization closing and immediately following the issuance of CayCo ordinary shares to the relevant shareholders, each initial CayCo shareholder will surrender all of its CayCo ordinary shares and any other shares of CayCo that were issued and outstanding immediately prior to the Reorganization for no consideration to CayCo and all such shares of CayCo will be cancelled.

Immediately before and after the Reorganization as described above, Cayco together with its subsidiaries were effectively controlled by the same controlling shareholders; therefore, the Reorganization was accounted for as a recapitalization, and thus the current capital structure has been retroactively presented in all periods as if such structure existed at that time, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended December 31, 2021, 2022 and 2023, the results of these subsidiaries are included in the financial statements for all periods, and the equity has been restated to reflect the change as well.